Investment Objectives and Goals	Jul. 27, 2026
T. Rowe Price High Yield Fund, Inc.
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
T. Rowe Price U.S. High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks total return, and
Objective, Secondary [Text Block]	secondarily, current income.